Segment information - Summary of Revenue by Geographic Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 9,668	€ 7,880	€ 6,764
United States
Disclosure of operating segments [line items]
Revenue	3,692	2,947	2,542
United Kingdom
Disclosure of operating segments [line items]
Revenue	994	836	727
Luxembourg
Disclosure of operating segments [line items]
Revenue	6	5	4
Other Countries
Disclosure of operating segments [line items]
Revenue	€ 4,976	€ 4,092	€ 3,491